SCHEDULE OF ACTIVITIES RELATED TO FAIR VALUE OF WARRANTS (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Class of Warrant or Right [Line Items]
Balance at beginning of the period	$ 902,287
Fair value changes	(560,596)
Balance at end of the period	335,852
Warrant [Member]
Class of Warrant or Right [Line Items]
Balance at beginning of the period	902,287
Issuance
Fair value changes	(560,596)
Exercise	(5,839)
Balance at end of the period	335,852
Series A Warrants [Member]
Class of Warrant or Right [Line Items]
Balance at beginning of the period	$ 894,350
Balance shares at beginning of the year	89,835
Issuance
Balance shares at beginning of the year
Fair value changes	$ (559,014)
Balance shares at beginning of the year
Exercise
Balance shares at beginning of the year
Balance at end of the period	$ 335,336
Balance shares at end of the year	89,835
Series B Warrants [Member]
Class of Warrant or Right [Line Items]
Balance at beginning of the period	$ 7,937
Balance shares at beginning of the year	502
Issuance
Balance shares at beginning of the year
Fair value changes	$ (1,582)
Balance shares at beginning of the year
Exercise	$ (5,839)
Balance shares at beginning of the year	(396)
Balance at end of the period	$ 516
Balance shares at end of the year	106